T. ROWE PRICE Retirement Blend 2045 Fund
February 28, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/26
(Cost and value in $000s)
BOND FUNDS 3.7%
T. Rowe Price Funds:
QM U.S. Bond Index Fund  7,073 9,197 1,171 1,569,356 15,442
U.S. Treasury Long-Term Index
Fund  3,646 5,571 232 1,259,174 9,330
International Bond Fund (USD
Hedged)  2,130 4,357 146 740,372 6,389
U.S. Limited Duration TIPS Index
Fund  2,380 3,444 152 609,445 5,650
Dynamic Global Bond Fund  1,460 2,278 109 475,125 3,559
Emerging Markets Bond Fund  — 963 8 97,156 971
High Yield Fund  — 850 16 138,687 828
Total Bond Funds (Cost $41,653) 42,169
EQUITY FUNDS 94.1%
T. Rowe Price Funds:
Equity Index 500 Fund  158,825 149,255 28,721 1,707,366 305,311
International Equity Index Fund  77,849 73,077 7,566 7,475,084 164,377
Value Fund  55,530 62,511 3,073 2,395,342 126,498
Growth Stock Fund  51,185 71,754 3,379 1,086,557 112,513
Real Assets Fund  34,359 32,063 10,014 3,555,344 74,627
International Value Equity Fund  29,037 26,951 5,139 2,338,005 62,238
International Stock Fund  18,564 19,166 981 1,682,491 37,923
Emerging Markets Discovery Stock
Fund  15,751 15,273 2,337 1,771,676 36,957
Emerging Markets Stock Fund  13,800 13,031 864 664,050 33,561
Mid-Cap Index Fund  18,388 16,163 3,661 1,429,834 32,386
Small-Cap Index Fund  13,229 13,906 2,081 1,573,166 28,820
Mid-Cap Value Fund  8,169 7,842 440 485,263 17,295
Mid-Cap Growth Fund  9,802 8,318 1,737 165,127 16,716
New Horizons Fund (3) 5,411 10,631 371 279,788 15,984
Small-Cap Value Fund  8,029 7,443 1,887 262,401 14,616
Total Equity Funds (Cost $925,055) 1,079,822

T. ROWE PRICE Retirement Blend 2045 Fund

$ Value
5/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.2%
Money Market Funds  2.2%
T. Rowe Price U.S. Treasury
Money Fund, 3.76% (4) 13,384 26,256 13,892 25,747,557 25,748
Total Short-Term Investments (Cost $25,748) 25,748
Total Investments in Securities 100.0%
(Cost $992,456) $ 1,147,739
Other Assets Less Liabilities (0.0)% (252)
Net Assets 100.0% $ 1,147,487
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled
$1,625 and $1,625, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Retirement Blend 2045 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (2) $ (70) $ 75
Emerging Markets Bond Fund  — 16 11
Emerging Markets Discovery Stock Fund  (15) 8,270 1,383
Emerging Markets Stock Fund  25 7,594 465
Equity Index 500 Fund  3,135 25,952 1,942
Growth Stock Fund  9,947 (7,047) 95
High Yield Fund  — (6) 20
International Bond Fund (USD Hedged)  — 48 102
International Equity Index Fund  (27) 21,017 4,120
International Stock Fund  1,898 1,174 851
International Value Equity Fund  70 11,389 1,541
Mid-Cap Growth Fund  727 333 98
Mid-Cap Index Fund  1,318 1,496 264
Mid-Cap Value Fund  498 1,724 267
New Horizons Fund  1,156 313 —
QM U.S. Bond Index Fund  (35) 343 318
Real Assets Fund  (62) 18,219 2,100
Small-Cap Index Fund  213 3,766 282
Small-Cap Value Fund  1,079 1,031 174
U.S. Limited Duration TIPS Index Fund  (1) (22) 153
U.S. Treasury Long-Term Index Fund  (5) 345 171
Value Fund  3,120 11,530 1,421
U.S. Treasury Money Fund, 3.76% — — 520
Affiliates not held at period end (7) — —
Totals $ 23,032# $ 107,415 $ 16,373+

T. ROWE PRICE Retirement Blend 2045 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $23,620 of the net realized gain (loss).
+ Investment income comprised $16,373 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Blend 2045 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement Blend 2045
Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement Blend 2045 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2026, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F1354-054Q3 02/26